Issued Capital - Schedule of Warrants and Share Options (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Number of Warrants, Outstanding, Beginning balance	$ 175,369
Share-based compensation	738	$ 927
Number of Warrants, Outstanding, Ending balance	275,789	175,369
Warrant Reserves [Member]
Number of Warrants, Outstanding, Beginning balance	4,382	4,430
Number of Warrants, Common shares issued upon exercise of warrants	(741)	(48)
Share-based compensation	738	927
Number of Warrants, Outstanding, Ending balance	3,641	4,382
Reserve for Share Options
Number of Warrants, Outstanding, Beginning balance	1,937	1,058
Common shares issued upon exercise of options		(48)
Share-based compensation	738	927
Number of Warrants, Outstanding, Ending balance	2,675	1,937
Reserves
Number of Warrants, Outstanding, Beginning balance	6,319	5,488
Number of Warrants, Common shares issued upon exercise of warrants	(741)	(48)
Common shares issued upon exercise of options		(48)
Share-based compensation	738	927
Number of Warrants, Outstanding, Ending balance	$ 6,316	$ 6,319